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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Farallon Capital Management, L.L.C.
Address:  One Maritime Plaza
          Suite 2100
          San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:   (415) 421-2132

Signature, Place, and Date of Signing:

   /s/ Mark C. Wehrly
___________________________   San Francisco, California          May 17, 2010


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-11402                    Noonday Asset Management, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $2,211,903
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number     Name

     1    28-06372                 Farallon Partners, L.L.C.

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
--------                      --------          --------    --------     --------          --------  --------     --------
                                                             VALUE       SHARES/   SH/ PUT/ INVESTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x $1,000)    PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE   SHARED   NONE
--------------                --------------    -----      ----------    -------   --- ---- -------  --------  ----   ------   ----
BEACON ROOFING SUPPLY INC     COM               073685109   53,840      2,814,422  SH       OTHER     01    2,814,422
BMC SOFTWARE INC              COM               055921100   61,370      1,615,000  SH       OTHER     01    1,615,000
CAPITALSOURCE INC             NOTE  7.250% 7/1  14055XAG7   39,729     41,000,000  PRN      OTHER     01   41,000,000
CAPITALSOURCE INC             SDCV  4.000% 7/1  14055XAE2    9,645     10,000,000  PRN      OTHER     01   10,000,000
CARRIZO OIL & CO INC          NOTE  4.375% 6/0  144577AA1   36,601     41,155,000  PRN      OTHER     01   41,155,000
CHECK POINT SOFTWARE TECH LT  ORD               M22465104   32,080        915,000  SH       OTHER     01      915,000
COVIDIEN PLC                  SHS               G2554F105   28,408        565,000  SH       OTHER     01      565,000
CROWN CASTLE INTL CORP        COM               228227104   68,890      1,802,000  SH       OTHER     01    1,802,000
DISCOVERY COMMUNICATNS NEW    COM SER A         25470F104   28,215        835,000  SH       OTHER     01      835,000
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F302   29,851      1,015,000  SH       OTHER     01    1,015,000
DOLLAR GEN CORP NEW           COM               256677105   60,979      2,415,000  SH       OTHER     01    2,415,000
ENERGY PARTNERS LTD           COM NEW           29270U303   34,827      2,859,337  SH       OTHER     01    2,859,337
EXPRESS SCRIPTS INC           COM               302182100   20,047        197,000  SH       OTHER     01      197,000
FREIGHTCAR AMER INC           COM               357023100   28,509      1,180,000  SH       OTHER     01    1,180,000
GEOEYE INC                    COM               37250W108   19,372        656,687  SH       OTHER     01      656,687
HOME DEPOT INC                COM               437076102   88,488      2,735,339  SH       OTHER     01    2,735,339
JONES LANG LASALLE INC        COM               48020Q107   76,535      1,050,000  SH       OTHER     01    1,050,000
KNOLOGY INC                   COM               499183804   44,922      3,342,394  SH       OTHER     01    3,342,394
LINKTONE LTD                  ADR               535925101    2,174      1,279,000  SH       OTHER     01    1,279,000
MI DEVS INC                   CL A SUB VTG      55304X104   31,545      2,419,116  SH       OTHER     01    2,419,116
MONSANTO CO NEW               COM               61166W101   43,281        606,000  SH       OTHER     01      606,000
MSCI INC                      CL A              55354G100   57,803      1,601,200  SH       OTHER     01    1,601,200
ORACLE CORP                   COM               68389X105   89,581      3,487,000  SH       OTHER     01    3,487,000
RAM ENERGY RESOURCES INC      COM               75130P109      621        425,416  SH       OTHER     01      425,416
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF    780097788    5,502        342,300  SH       OTHER     01      342,300
SANDRIDGE ENERGY INC          COM               80007P307   16,757      2,176,298  SH       OTHER     01    2,176,298
SBA COMMUNICATIONS CORP       COM               78388J106   16,232        450,000  SH       OTHER     01      450,000
SCHWAB CHARLES CORP NEW       COM               808513105   67,142      3,592,400  SH       OTHER     01    3,592,400
SIRIUS SATELLITE RADIO INC    NOTE  3.250%10/1  82966UAD5   50,564     52,888,000  PRN      OTHER     01   52,888,000
STATE STR CORP                COM               857477103   41,348        916,000  SH       OTHER     01      916,000
TOWN SPORTS INTL HLDGS INC    COM               89214A102   15,875      4,060,082  SH       OTHER     01    4,060,082
TRANSDIGM GROUP INC           COM               893641100   34,731        654,800  SH       OTHER     01      654,800
VERISK ANALYTICS INC          CL A              92345Y106   35,933      1,274,206  SH       OTHER     01    1,274,206
VISA INC                      COM CL A          92826C839   85,113        935,000  SH       OTHER     01      935,000
WELLS FARGO & CO NEW          COM               949746101   73,288      2,355,000  SH       OTHER     01    2,355,000
XTO ENERGY INC                COM               98385X106  745,680     15,805,000  SH       OTHER     01   15,805,000
YINGLI GREEN ENERGY HLDG CO   NOTE  12/1        98584BAA1   36,425     32,838,000  PRN      OTHER     01   32,838,000